Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Jun. 30, 2025
Internally developed software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Software
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years